11. INCOME TAXES (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Income Taxes Details Narrative
Operating Loss Carryforwards	$ 11,600
Operating Loss Carryforwards, Expiration Dates	Dec. 31, 2016